Variable Interest Entities - Consolidated VIEs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Assets:
Bonds available for sale	$ 156,793	$ 159,061		$ 198,568
Other bond securities	3,769	4,103		2,082
Equity securities	170	191		242
Mortgage and other loans receivable	44,566	45,869		39,388
Investment real estate	1,831	1,868		2,349
Short-term Investments	4,400	4,006		5,471
Cash	552	465	$ 583	537		$ 654
Accrued investment income	1,813	1,923		1,760
Other assets	2,521			3,614	$ 3,824
Total assets	360,322	366,691		425,431	422,435
Liabilities:
Long-term debt	7,868			427
Total liabilities	350,003	354,226		396,359	$ 383,760
Real Estate and Investment Entities | Internal Parties
Liabilities:
Off-balance sheet exposure associated with VIEs	2,100	2,000		2,400
Real Estate and Investment Entities | Securitization and Repackaging Vehicles
Liabilities:
Off-balance sheet exposure associated with VIEs	600	500		600
Consolidated VIE
Assets:
Bonds available for sale	3,571	119		5,393
Other bond securities	0	0		0
Equity securities	51	40		223
Mortgage and other loans receivable	2,088	2,034		2,359
Alternative investments	2,842	2,840		3,017
Investment real estate	1,731	1,766		2,257
Short-term Investments	456	197		618
Cash	71	96		93
Accrued investment income	7	5		15
Other assets	170	133		745
Total assets	10,987	7,230		14,720
Liabilities:
Long-term debt	5,958	2,685		6,936
Other liabilities	132	97		835
Total liabilities	6,090	2,782		7,771
Consolidated VIE | Real Estate and Investment Entities
Assets:
Bonds available for sale	0	0		0
Other bond securities	0	0		0
Equity securities	51	40		223
Mortgage and other loans receivable	0	0		0
Alternative investments	2,842	2,840		3,017
Investment real estate	1,731	1,766		2,257
Short-term Investments	191	190		467
Cash	71	96		93
Accrued investment income	0	0		0
Other assets	102	133		188
Total assets	4,988	5,065		6,245
Liabilities:
Long-term debt	1,382	1,363		1,743
Other liabilities	85	97		112
Total liabilities	1,467	1,460		1,855
Consolidated VIE | Securitization Vehicles
Assets:
Bonds available for sale	3,571	119		5,393
Other bond securities	0	0		0
Equity securities	0	0		0
Mortgage and other loans receivable	2,088	2,034		2,359
Alternative investments	0	0		0
Investment real estate	0	0		0
Short-term Investments	265	7		151
Cash	0	0		0
Accrued investment income	7	5		15
Other assets	68	0		557
Total assets	5,999	2,165		8,475
Liabilities:
Long-term debt	4,576	1,322		5,193
Other liabilities	47	0		723
Total liabilities	4,623	1,322		5,916
Corebridge Entities | Real Estate and Investment Entities | Internal Parties
Liabilities:
Off-balance sheet exposure associated with VIEs	1,400	1,400		1,500
AIG Affiliates | Real Estate and Investment Entities | Internal Parties
Liabilities:
Off-balance sheet exposure associated with VIEs	700	700		900
Unconsolidated VIE
Assets:
Total assets	376,055	376,688		309,866
Liabilities:
Off-balance sheet exposure associated with VIEs	2,784	$ 2,832		$ 2,452
Unconsolidated VIE | Securitization Vehicles
Assets:
Total assets	3,600
Liabilities:
Total liabilities	3,200
Deconsolidation, Gain (Loss), Amount	$ 3